Statements of Operations (USD $)	12 Months Ended		40 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Operating Expenses
Selling, general and administrative expenses	$ 1,082,114	$ 544,368	$ 2,129,174
Research and development costs	108,500	4,078	112,578
Accretion of debt discount	139,118	2,813	141,931
Marketing expenses	2,135		3,635
Purchase of shell		397,000	397,000
Depreciation	357	855	1,711
Total operating expenses	1,332,224	949,114	2,786,029
Net operating loss	1,332,224	(949,114)	(2,786,029)
Loss before income taxes	1,332,224	(949,114)	(2,786,029)
Income taxes
Net loss	$ (1,332,224)	$ (949,114)	$ (2,786,029)
Loss per share:
Basic and diluted loss per share	$ (0.04)	$ (0.03)
Basic and diluted weighted average shares outstanding	31,255,206	30,363,440